Label	Element	Value
TIAA-CREF Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TIAA-CREF Funds	Supplement

TIAA-CREF U.S. Equity Funds

SUPPLEMENT NO. 2
dated March 28, 2024 to the Summary Prospectuses
dated March 1, 2024

SUPPLEMENT NO. 4
dated March 28, 2024 to the Statutory Prospectus
dated March 1, 2024

This supplement supersedes and replaces in its entirety the Summary Prospectuses and Statutory Prospectus supplement dated March 1, 2024.

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change in the following Funds’ names, effective May 1, 2024. Therefore, as of May 1, 2024, all references to the Funds in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
TIAA-CREF Growth & Income Fund	Nuveen Core Equity Fund
TIAA-CREF Large-Cap Growth Fund	Nuveen Large Cap Growth Fund
TIAA-CREF Large-Cap Value Fund	Nuveen Large Cap Value Fund
TIAA-CREF Mid-Cap Growth Fund	Nuveen Mid Cap Growth Fund
TIAA-CREF Mid-Cap Value Fund	Nuveen Mid Cap Value Fund
TIAA-CREF Quant Small-Cap Equity Fund	Nuveen Quant Small Cap Equity Fund
TIAA-CREF Quant Small/Mid-Cap Equity Fund	Nuveen Quant Small/Mid Cap Equity Fund
TIAA-CREF Social Choice Low Carbon Equity Fund	Nuveen Social Choice Low Carbon Equity Fund

Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Growth & Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective May 1, 2024, the following language is hereby inserted as a new last sentence of the first paragraph of the TIAA-CREF Growth & Income Fund’s “Principal investment strategies” section in both the Summary Prospectus and Statutory Prospectus:

For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.